FMI International Fund II - Currency Unhedged
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 96.7%	Shares	Value
Bermuda - 1.9%
Miscellaneous Commercial Services - 1.9%
Genpact Ltd.	31,300	$1,377,513

Britain - 32.1%(a)
Beverages: Alcoholic - 2.2%
Diageo PLC	61,000	1,538,178
		$–
Beverages: Non-Alcoholic - 3.7%
Coca-Cola Europacific Partners PLC	28,600	2,651,792
		$–
Electrical Products - 2.8%
Smiths Group PLC	64,800	1,998,708
		$–
Electronics/Appliances - 2.4%
Howden Joinery Group PLC	146,000	1,716,884
		$–
Finance/Rental/Leasing - 3.9%
Ashtead Group PLC	43,500	2,789,476
		$–
Food: Specialty/Candy - 3.2%
Greggs PLC	87,500	2,307,287
		$–
Household/Personal Care - 4.2%
Unilever PLC	49,300	3,008,586
		$–
Internet Software/Services - 3.6%
Informa PLC	234,000	2,590,653
		$–
Major Banks - 2.2%
Lloyds Banking Group PLC	1,475,000	1,550,985
		$–
Trucks/Construction/Farm Machinery - 3.9%
Weir Group PLC	82,000	2,804,368
Total Britain		22,956,917

Curacao - 2.1%
Contract Drilling - 2.1%
Schlumberger NV	44,600	1,507,480

France - 11.3%
Aerospace & Defense - 1.3%
Safran SA	2,800	913,151
		$–
Miscellaneous Commercial Services - 2.2%
Edenred SE	50,000	1,553,030
		$–
Restaurants - 3.9%
Sodexo SA	45,000	2,769,599
		$–
Wholesale Distributors - 3.9%
Rexel SA	91,000	2,806,692
Total France		8,042,472

Germany - 5.5%
Industrial Machinery - 2.8%
Siemens AG	7,700	1,977,814
		$–
Medical/Nursing Services - 2.7%
Fresenius Medical Care AG	34,000	1,953,481
Total Germany		3,931,295

Hong Kong - 2.2%
Tools & Hardware - 2.2%
Techtronic Industries Co. Ltd.	140,500	1,550,274

Ireland - 5.9%
Airlines - 3.5%
Ryanair Holdings PLC - ADR	43,750	2,523,063
		$–
Miscellaneous Commercial Services - 2.4%
ICON PLC (b)	11,600	1,687,220
Total Ireland		4,210,283

Japan - 9.3%
Chemicals: Specialty - 3.4%
NOF Corp.	127,000	2,433,668
		$–
Computer Processing Hardware - 3.7%
Sony Group Corp.	102,000	2,652,033
		$–
Electronic Equipment/Instruments - 2.2%
Yokogawa Electric Corp.	57,850	1,545,397
Total Japan		6,631,098

Luxembourg - 3.2%
Discount Stores - 3.2%
B&M European Value Retail SA	615,000	2,290,508

Netherlands - 3.3%
Medical Specialties - 3.3%
Koninklijke Philips NV	97,977	2,352,665

Singapore - 2.0%
Major Banks - 2.0%
DBS Group Holdings Ltd.	40,100	1,415,613

Sweden - 2.0%
Trucks/Construction/Farm Machinery - 2.0%
Epiroc AB	67,000	1,457,910

Switzerland - 5.4%
Medical Distributors - 2.7%
DKSH Holding AG	24,600	1,913,476
		$–
Pharmaceuticals: Major - 2.7%
Roche Holding AG	6,050	1,974,841
Total Switzerland		3,888,317

United States - 10.5%
Other Consumer Services - 5.1%
Booking Holdings, Inc.	630	3,647,221
		$–
Wholesale Distributors - 5.4%
Ferguson Enterprises, Inc.	17,800	3,875,950
Total United States		7,523,171
TOTAL COMMON STOCKS (Cost $54,801,959)		69,135,516

SHORT-TERM INVESTMENTS - 3.0%		Value
Money Market Funds - 3.0%	Shares
First American Treasury Obligations Fund - Class X, 4.24% (c)	2,157,557	2,157,557
TOTAL SHORT-TERM INVESTMENTS (Cost $2,157,557)		2,157,557

TOTAL INVESTMENTS - 99.7% (Cost $56,959,516)		71,293,073
Other Assets in Excess of Liabilities - 0.3%		215,898
TOTAL NET ASSETS - 100.0%		$71,508,971
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

FMI International Fund II - Currency Unhedged (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$17,270,239	$51,865,277	$–	$69,135,516
Money Market Funds	2,157,557	–	–	2,157,557
Total Investments	$19,427,796	$51,865,277	$–	$71,293,073

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.